SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.0812	1.0805
Closing rates	1.0705		1.1050
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	0.9612	0.9855
Closing rates	0.9634		0.9260
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	25.0118	23.6858
Closing rates	25.0250		24.7240